INVESTMENTS	6 Months Ended
Jun. 30, 2026
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS

7. INVESTMENTS

Investments in TJ Biopharma

Sale of Equity Securities

In January 2026, the Group completed the sale of a portion of its Series C shares of TJ Biopharma (Hangzhou) Co., Ltd. (“TJ Biopharma”), representing approximately 3.2% of TJ Biopharma’s ownership interest (the “Series C Sale”), for aggregate consideration of $13.2 million. Upon completion of the Series C Sale, the Group's ownership interest in TJ Biopharma decreased to approximately 9.0%.

During the six months ended June 30, 2026, the Group recognized a net gain of $0.3 million related to the Series C Sale, which was recorded in other income, net in the condensed consolidated statements of comprehensive loss.

Fair Value Measurements

The following table summarizes the Group’s financial assets measured and recorded at fair value on a recurring basis as of June 30, 2026 and December 31, 2025:

	As of June 30, 2026
	Active market	Observable input	Unobservable input
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments at fair value, equity securities	$—	$—	$25,057	$25,057

	December 31, 2025
	Active market	Observable input	Unobservable input
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments at fair value, equity securities	$—	$—	$37,241	$37,241

The roll forward of major Level 3 financial assets are as follows:

	Investments in available-for-sale		Investments in
	debt securities		equity securities
Fair value of Level 3 financial assets as of December 31, 2024	$30,824		$—
Fair value change of available-for-sale debt securities	3,644		—
Fair value of Level 3 financial assets as of June 30, 2025	$34,468		$—

Fair value of Level 3 financial assets as of December 31, 2025	$—	(1)	$37,241
Disposal of investments, equity securities			(12,905)
Total gains included in earnings	—		173
Total gains included in other comprehensive income	—		548
Fair value of Level 3 financial assets as of June 30, 2026	$—		$25,057

(1) On October 31, 2025 (the “Amendment Date”), the Group executed a Supplemental Agreement with TJ Biopharma. As a result of this amendment, effective on the Amendment Date, the Group reclassified its investment in TJ Biopharma preferred shares from available-for-sale debt securities to equity securities.

The Group used OPM pricing model and market-based roll forward approach to measure the fair value of the equity securities investments as of June 30, 2026 and December 31, 2025. Key assumptions, such as expected volatility, expected term, risk-free rate and market indices are determined by the directors of the Company with best estimate